Putnam Global Technology Fund
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value
Entertainment (5.7%)
Activision Blizzard, Inc.	254,580	$24,757,905
Sea, Ltd. ADR (Thailand)(NON)	155,775	39,448,461

		64,206,366
Interactive media and services (3.0%)
Baidu, Inc. ADR (China)(NON)	174,313	34,212,413

		34,212,413
Internet and direct marketing retail (8.1%)
Alibaba Group Holding, Ltd. (China)(NON)	1,507,492	40,985,042
Amazon.com, Inc.(NON)	10,415	33,568,274
JD.com, Inc. ADR (China)(NON)(S)	220,580	16,309,685

		90,863,001
IT Services (16.2%)
21Vianet Group, Inc. ADR (China)(NON)	552,580	12,333,586
Fidelity National Information Services, Inc.	240,289	35,798,255
Kingsoft Cloud Holdings, Ltd. ADR (China)(NON)(S)	33,184	1,296,167
Mastercard, Inc. Class A	100,207	36,132,640
Network International Holdings PLC (United Arab Emirates)(NON)	2,947,657	16,682,475
Shopify, Inc. Class A (Canada)(NON)	30,392	37,241,741
Visa, Inc. Class A	185,739	42,218,475

		181,703,339
Professional services (5.1%)
Clarivate PLC (United Kingdom)(NON)	753,892	22,646,916
Thomson Reuters Corp. (Canada)(S)	356,021	34,879,377

		57,526,293
Semiconductors and semiconductor equipment (23.8%)
Himax Technologies, Inc. ADR (Taiwan)(NON)(S)	786,587	10,312,156
Novatek Microelectronics Corp. (Taiwan)	1,438,000	27,681,260
NVIDIA Corp.	86,273	56,058,470
ON Semiconductor Corp.(NON)	720,962	28,867,318
Renesas Electronics Corp. (Japan)(NON)	2,829,100	28,694,108
Sino-American Silicon Products, Inc. (Taiwan)	8,052,000	48,909,068
SK Hynix, Inc. (South Korea)	301,086	34,284,876
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,507,000	32,431,968

		267,239,224
Software (30.6%)
Adobe, Inc.(NON)	87,168	43,983,229
Ceridian HCM Holding, Inc.(NON)	475,786	42,563,816
Dynatrace, Inc.(NON)	598,498	30,966,287
Lightspeed POS, Inc. (Canada)(NON)	514,610	37,371,578
Microsoft Corp.	510,038	127,346,288
Qualtrics International, Inc. Class A(NON)	909,355	31,318,186
RingCentral, Inc. Class A(NON)	115,549	30,328,146

		343,877,530
Technology hardware, storage, and peripherals (5.1%)
Apple, Inc.	310,951	38,747,604
Xerox Holdings Corp.	830,842	19,483,244

		58,230,848

Total common stocks (cost $784,319,530)		$1,097,859,014

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.125%, 3/31/24(i)	$116,000	$122,494
2.125%, 2/29/24(i)	396,000	418,418
2.00%, 4/30/24(i)	146,000	153,488
1.75%, 1/31/23(i)	49,000	50,610

Total U.S. treasury obligations (cost $745,010)		$745,010

SHORT-TERM INVESTMENTS (5.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	35,513,498	$35,513,498
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	20,667,916	20,667,916
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	506,000	506,000
U.S. Treasury Bills 0.047%, 6/1/21(SEGSF)		$500,000	500,000
U.S. Treasury Bills 12.275%, 6/3/21(SEGSF)		2,000	2,000
U.S. Treasury Bills 0.031%, 6/29/21(SEGSF)		683,000	683,000
U.S. Treasury Bills 0.014%, 9/2/21(SEGSF)		1,900,000	1,899,939
U.S. Treasury Cash Management Bills 0.012%, 8/17/21(SEGSF)		200,000	199,996
U.S. Treasury Cash Management Bills 0.018%, 9/28/21		500,000	499,971
U.S. Treasury Cash Management Bills 0.016%, 9/7/21(SEGSF)		300,000	299,988
U.S. Treasury Cash Management Bills 0.012%, 9/21/21(SEGSF)		100,000	99,997
U.S. Treasury Cash Management Bills 0.007%, 9/14/21(SEGSF)		300,000	299,987

Total short-term investments (cost $61,172,274)			$61,172,292
TOTAL INVESTMENTS

Total investments (cost $846,236,814)			$1,159,776,316

	FORWARD CURRENCY CONTRACTS at 5/31/21 (aggregate face value $492,346,300) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	6/16/21	$4,114,544	$4,049,790	$64,754
		Canadian Dollar	Buy	7/21/21	10,381,916	10,150,049	231,867
		Chinese Yuan (Offshore)	Buy	8/18/21	5,688,559	5,588,208	100,351
		Euro	Buy	6/16/21	10,397,494	10,155,051	242,443
		Japanese Yen	Buy	8/18/21	2,421,767	2,428,733	(6,966)
		Swedish Krona	Buy	6/16/21	3,469,642	3,378,558	91,084
	Barclays Bank PLC
		British Pound	Sell	6/16/21	10,201,899	10,131,857	(70,042)
		Canadian Dollar	Buy	7/21/21	1,275,144	1,224,286	50,858
		Euro	Buy	6/16/21	551,408	536,603	14,805
		Japanese Yen	Buy	8/18/21	2,845,854	2,854,159	(8,305)
	Citibank, N.A.
		Canadian Dollar	Sell	7/21/21	23,605,235	22,654,156	(951,079)
		Chinese Yuan (Offshore)	Buy	8/18/21	8,417,239	8,268,410	148,829
		Euro	Buy	6/16/21	5,931,675	5,783,758	147,917
		Japanese Yen	Buy	8/18/21	2,304,238	2,311,004	(6,766)
	Goldman Sachs International
		British Pound	Sell	6/16/21	1,588,648	1,563,261	(25,387)
		Canadian Dollar	Buy	7/21/21	709,233	734,249	(25,016)
		Chinese Yuan (Offshore)	Sell	8/18/21	4,949,651	4,861,783	(87,868)
		Euro	Buy	6/16/21	10,665,859	10,379,073	286,786
		Israeli Shekel	Buy	7/21/21	3,404,825	3,358,626	46,199
		Japanese Yen	Buy	8/18/21	103,364	83,094	20,270
		South Korean Won	Sell	8/18/21	3,449,457	3,420,049	(29,408)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/21/21	1,325,052	1,305,075	19,977
		British Pound	Buy	6/16/21	5,357,105	5,270,850	86,255
		Canadian Dollar	Sell	7/21/21	27,985,310	27,426,017	(559,293)
		Chinese Yuan (Offshore)	Sell	8/18/21	70,666,753	69,418,645	(1,248,108)
		Euro	Sell	6/16/21	3,913,433	3,802,406	(111,027)
		Japanese Yen	Sell	8/18/21	10,629,590	10,660,047	30,457
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/16/21	13,013,786	12,854,594	(159,192)
		Japanese Yen	Sell	8/18/21	374,315	375,614	1,299
		South Korean Won	Sell	8/18/21	29,742,390	29,503,527	(238,863)
		Swedish Krona	Buy	6/16/21	1,958,963	1,907,563	51,400
		Swiss Franc	Buy	6/16/21	1,599,620	1,570,391	29,229
	Morgan Stanley & Co. International PLC
		British Pound	Buy	6/16/21	6,937,797	6,825,481	112,316
		Canadian Dollar	Sell	7/21/21	2,453,939	2,355,359	(98,580)
		Chinese Yuan (Offshore)	Buy	8/18/21	5,221,275	5,165,275	56,000
		Euro	Buy	6/16/21	7,363,282	7,182,052	181,230
		Japanese Yen	Buy	8/18/21	11,669,651	11,704,934	(35,283)
	NatWest Markets PLC
		Chinese Yuan (Offshore)	Sell	8/18/21	5,246,585	5,153,794	(92,791)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	1,227,596	1,208,928	18,668
		Canadian Dollar	Sell	7/21/21	19,383,394	18,564,803	(818,591)
		Chinese Yuan (Offshore)	Sell	8/18/21	20,136,463	19,778,770	(357,693)
		Euro	Buy	6/16/21	9,243,059	8,994,961	248,098
		Israeli Shekel	Buy	7/21/21	1,918,876	1,892,523	26,353
		Japanese Yen	Buy	8/18/21	12,138,041	12,191,932	(53,891)
		Swedish Krona	Buy	6/16/21	874,103	851,160	22,943
	Toronto-Dominion Bank
		Canadian Dollar	Buy	7/21/21	2,677,537	2,570,291	107,246
		Chinese Yuan (Offshore)	Sell	8/18/21	34,499,863	33,770,733	(729,130)
		Euro	Buy	6/16/21	8,558,692	8,329,068	229,624
	UBS AG
		British Pound	Sell	6/16/21	4,262,725	4,240,545	(22,180)
		Canadian Dollar	Sell	7/21/21	21,523,020	20,658,068	(864,952)
		Chinese Yuan (Offshore)	Buy	8/18/21	7,717,835	7,582,093	135,742
		Euro	Buy	6/16/21	10,767,505	10,349,406	418,099
		Japanese Yen	Sell	8/18/21	3,280,393	3,275,117	(5,276)
		New Zealand Dollar	Buy	7/21/21	1,288,924	1,279,924	9,000
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	1,632,974	1,608,532	(24,442)
		Canadian Dollar	Sell	7/21/21	11,053,288	10,610,395	(442,893)
		Euro	Buy	6/16/21	8,419,127	8,192,670	226,459

	Unrealized appreciation						3,456,558

	Unrealized (depreciation)						(7,073,022)

	Total						$(3,616,464)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,124,964,803.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$10,705,275	$375,192,670	$350,384,448	$32,777	$35,513,498
	Putnam Short Term Investment Fund**	8,108,654	233,222,138	220,662,876	6,411	20,667,916

	Total Short-term investments	$18,813,929	$608,414,808	$571,047,324	$39,188	$56,181,414
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $35,513,498 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $35,630,782. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,932,000.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,670,568 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	55.9%
	Taiwan	10.5
	Canada	9.6
	China	9.3
	Thailand	3.6
	South Korea	3.2
	Japan	2.7
	United Kingdom	2.2
	United Arab Emirates	1.6
	Other	1.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,741,256 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,932,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$98,418,779	$—	$—
Consumer discretionary	90,863,001	—	—
Industrials	57,526,293	—	—
Information technology	851,050,941	—	—

Total common stocks	1,097,859,014	—	—
U.S. treasury obligations	—	745,010	—
Short-term investments	506,000	60,666,292	—

Totals by level	$1,098,365,014	$61,411,302	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,616,464)	$—

Totals by level	$—	$(3,616,464)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$1,166,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com